Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 27,122	$ 24,277	$ 19,740	[1]	$ 23,944		$ 25,777		$ 30,833
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	22,617		15,209
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,796		1,054
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	877		1,211
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	349		1,548
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 483		$ 718

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.